Quarterly Financial Information (Unaudited) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 37,550	$ 36,179	$ 32,903	$ 32,049	$ 30,001	$ 29,604	$ 25,836	$ 25,271	$ 138,681	$ 110,712	$ 81,487
Cost of revenue	6,321	6,894	6,630	6,272	5,869	6,111	5,713	5,771	26,117	23,464	18,844
Income (Loss) from continuing operations	3,683	(6,364)	(5,404)	(9,794)	(1,530)	(10,610)	(9,875)	(15,544)	(15,419)	(34,455)	(27,651)
Loss from discontinued operations, net of tax	(2,084)	(10,985)	(1,831)	(2,216)	(38,890)	(3,843)	0	0
Net loss					(40,420)	(14,453)	(9,875)	(15,544)	(34,995)	(80,292)	(28,296)
Net income (loss)	$ 1,599	$ (17,349)	$ (7,235)	$ (12,010)	$ (40,420)	$ (14,453)	$ (9,875)	$ (15,548)	$ (34,995)	$ (80,296)	$ (28,353)
Weighted average number of shares outstanding, diluted	33,094
Net loss per share attributable to common stockholders (Basic)
Income (loss) from continuing operations (in dollars per share)	$ 0.11	$ (0.20)	$ (0.17)	$ (0.31)
Loss from discontinued operations net of tax (in dollars per share)	(0.06)	(0.34)	(0.06)	(0.07)
Basic (in dollars per share)	0.05	(0.54)	(0.23)	(0.38)
Net loss per share attributable to common stockholders (Diluted)
Income (loss) from continuing operations, diluted (in dollars per share)	0	(0.20)	(0.17)	(0.31)
Loss from discontinued operations, diluted (in dollars per share)	(0.06)	(0.34)	(0.06)	(0.07)
Diluted, (in dollars per share)	$ 0.05	$ (0.54)	$ (0.23)	$ (0.38)
Net Ioss per share attributable to common stockholders (Basic and DIluted)
Loss from continuing operations, per basic and diluted share					$ (0.05)	$ (0.34)	$ (0.32)	$ (0.71)	$ (0.56)	$ (1.30)	$ (9.45)
Loss from discontinued operations and disposal of discontinued operations, net of tax, per basic and diluted share					(1.23)	(0.12)	0.00	0.00	(0.53)	(1.47)	0.00
Basic and diluted (in dollars per share)					$ (1.28)	$ (0.46)	$ (0.32)	$ (0.71)	$ (1.09)	$ (2.77)	$ (9.45)